AFL - CIO HIT and IBEW/NECA A Shared Commitment to Workers January 28 , 2020 2020 IBEW/NECA Employee Benefits Conference

HIT Overview

Competitive Returns | Union Construction Jobs | Affordable Housing

AFL-CIO HIT

- **$6.6 billion** investment grade fixed-income portfolio.
- Proven Track Record – a mutual fund in operation since 1984.
- Competitive Returns – 25 out of 27 years outperforming its benchmark on a gross basis; 16 of those years on a net basis.
- **High credit** quality, **highly liquid** investment.
- Union Job Creation - **100% union construction** requirement.
- Housing Creation and Preservation.

HIT's net performance for the 1-, 3-, 5-, and 10-year periods ended December 31, 2019 was 7.78%, 3.65%, 2.80%, and 3.57%, respectively. The performance data quoted represents past performance and is no guarantee of future results. Periods over one year are annualized. Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost. The HIT's current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available from the HIT's website at www.aflcio-hit.com. Gross performance figures do not reflect the deduction of HIT expenses. Net performance figures reflect the deduction of HIT expenses and are the performance figures investors experience in the HIT. Information about HIT expenses can be found on page 1 of the HIT's current prospectus.

AFL-CIO HOUSING INVESTMENT TRUST 1

HIT’s Long History of Working with Labor ▪ Continued mission of predecessor Mortgage Investment Trust which was established in 1965 by the AFL - CIO Executive Council to encourage and assist development of lower income housing while creating employment for the construction trades. ▪ 100% union requirement stipulated in loan documents, signed by General Contractor and Developer. ▪ Labor Relations monitoring and enforcement to ensure compliance and solve issues that may arise. ▪ 532 projects financed in 30 states and D.C. since 1984. ▪ 40 projects currently under construction, with a combined TDC of $2.6 billion, generating an estimated 20 million hours of union construction work.* *Source: Pinnacle Economics, Inc., and HIT. Job and economic impacts provided are estimates calculated using IMPLAN, an input - output based on HIT and subsidiary Building America project data. Data current as of December 3 1 , 2019. Economic impact data is in 2018 dollars and all other figures are nominal. 2

HIT’s Long History of Impacting Communities NATIONWIDE ECONOMIC IMPACT OF INVESTMENTS * 178.1 million hours of union construction work created (1984 - present) *Source: Pinnacle Economics, Inc., and HIT. Job and economic impacts provided are estimates calculated using IMPLAN, an input - output based on HIT and subsidiary Building America project data. Data current as of December 3 1 , 2019. Economic impact data is in 2018 dollars and all other figures are nominal. 3 $3 2 . 3 B in total economic benefits 1 93 , 492 total jobs generated across communities 11 7 , 005 housing and healthcare units nationwide, with 67% affordable housing 5 3 2 Projects $ 6.6 B in personal income , including wages and benefits, for construction workers $ 8.7 B in HIT Investment $161.5M in NMTC $ 16.5 B in total development Electchester Housing Co. Queens, NY Ya Po Ah Terrace Eugene, OR Zvago Cooperative at Lake Superior Duluth, MN Mark Twain Apartments Chicago, IL

IBEW Estimated Hours of Work on HIT Projects* 4 Since Inception (1984 – 2019) Total hours of IBEW work generated: 26.8 million Total hours of union work generated: 178.1 million Last 10 Years ( 2009 – 2019) Total hours of IBEW work generated: 10.1 million Total hours of union work generated: 66.4 million *Source: Pinnacle Economics, Inc., and HIT. Job and economic impacts provided are estimates calculated using IMPLAN, an input - output based on HIT and subsidiary Building America project data. Data current as of December 3 1 , 2019. Economic impact data is in 2018 dollars and all other figures are nominal.

5 ^ In addition, Building America contributed New Markets Tax Credit (NMTC) allocations as follows: $8M in NYC, $21M in Boston, $10M in Chicago, $161.5M Nationwide (1984 - 2019) New York City Boston Chicago Twin Cities Bay Area Major Markets Nationwide # of Projects 68 34 51 66 19 238 532 HIT Investment ^ $1.8B $588.7M $638.8M $1.1B $396.1M $4.5B $8.7B Total Development Cost $4.4B $1.5B $1.5B $1.7B $691.6M $9.8B $16.5B Union Construction Hours 24.2M 12.2M 17.8M 17.2M 9.1M 80.4M 178.1B Total Jobs Created 26,220 13,901 17,718 21,082 9,172 88,093 193,492 Housing Units (% affordable) 42,353 (92%) 4,062 (88%) 11,727 (69%) 9,649 (46%) 3,231 (34%) 71,022 (79%) 117,005 (67%) Total Economic Impact $4.6B $2.6B $2.9B $3.4B $1.6B $15.1B $32.3B 5 *Source: Pinnacle Economics, Inc., and HIT. Job and economic impacts provided are estimates calculated using IMPLAN, an input - output based on HIT and subsidiary Building America project data. Data current as of December 3 1 , 2019. Economic impact data is in 2018 dollars and all other figures are nominal. HIT’s Investment in Major Markets*

Community Impact ▪ Types of Housing ▪ Affordable ▪ Workforce ▪ Senior 6 ▪ Other Impacts* ▪ Mixed - use including a union grocery store ▪ Healthcare Facilities ▪ Community Centers ▪ Workforce Training Facilities New Brunswick Performing Arts Center New Brunswick, NJ Building America The Penfield Saint Paul, MN HIT Longwood II Apartments Boston, MA HIT 6 6 * HIT and subsidiary Building America

▪ Enhance Performance ▪ Increase Number of Deals and Impact Investments ▪ Lower Costs ▪ New Tools ▪ New Relationships – co - invest with other labor - friendly funds The Future and Vision of HIT under New Leadership 7

2019 – A Banner Year for HIT *$454.4 million in HIT commitments and $28 million in NMTC . As of December 31, 2019 unless otherwise noted. 8 Betances Senior Apartments Bronx, NY Cote Village Mattapan, MA Lake Street Apartments Minneapolis, MN ▪ Record AUM – Net asset growth of 11% year - over - year from $5.8 billion at year - end 2018 to close 2019 at $6.6 billion. ▪ Commitments of $482.4 million* – double the historical average – to 17 investments, creating 8.8 million hours of union construction work and generating $1.3 billion of development. ▪ 40 projects currently under construction . ▪ Gross one - year return of 8.15% – strong absolute return versus the Benchmarks’ return of 8.72% which had a record year in 2019. On a credit - adjusted basis, the HIT beat the AAA component of the Barclays Aggregate by 148 basis points in 2019. ▪ Reduced operating costs – a record low of 34 bps from 42 bps. ▪ Expanded Authorities – 3 direct loans, including first co - investment with ULLICO.

Strong Demand for Multifamily Housing 9 Historical Homeownership Rate (percent) 62 63 64 65 66 67 68 69 70 Sep-65 Sep-67 Sep-69 Sep-71 Sep-73 Sep-75 Sep-77 Sep-79 Sep-81 Sep-83 Sep-85 Sep-87 Sep-89 Sep-91 Sep-93 Sep-95 Sep-97 Sep-99 Sep-01 Sep-03 Sep-05 Sep-07 Sep-09 Sep-11 Sep-13 Sep-15 Sep-17 Sep-19 Net Household Formation (Thousands of New Households) ▪ 4.6 million new multifamily units needed by 2030 ▪ Demographics – household formation, millennials, baby boomers ▪ Drop in homeownership from peak ▪ Still difficult for many households to access mortgage credit ▪ Higher land and hard costs ▪ Low vacancies and low inventory for single family homes Source: National Apartment Association. Charts: US Census Bureau and Haver Analytics - 400 0 400 800 1200 1600 2000 2400 1990 1992 1994 1996 1998 2000 2002 2004 2006 2008 2010 2012 2014 2016 2018

100 110 120 130 140 150 160 170 180 190 200 Median Income Home Prices Median Income Rising Slower than Home Prices Massive Shortage of Affordable and Workforce Housing ▪ Rents and land cost rising ▪ Slow wage growth ▪ Subsidies and public resources have not kept pace with demand ▪ Workers are pushed further out from where they work 10 Source: US Census Bureau, S&P CoreLogic Case - Shiller Home Price Index; Department of Housing and Urban Development 2010s : 2% 2000s : 8% 1990s : 8% 1980s : 17% 1970s : 25% 1960s : 22% 1950s : 13% 1940s and earlier : 5% Years Public Housing Built

Labor Can Continue Supporting Jobs and Housing Creation ▪ Advocate to consultants and advisors – revisit HIT given recent changes and enhancements made to lower costs and increase construction - related investments ▪ Identify Potential Projects – refer future deal opportunities to the HIT ▪ Actively promote public policies that encourage the building of more affordable housing using building and construction trades unions 11

12 Objectives Strategy Core Competency ▪ Generate competitive risk - adjusted fixed - income total returns versus the Bloomberg Barclays US Aggregate Bond Index. ▪ Facilitate employment for union members in the construction trades and related industries. ▪ Encourage the construction of housing, including affordable and workforce housing. ▪ Specialize in directly sourced multifamily MBS that create jobs and affordable housing. ▪ Multifamily MBS tend to provide an income advantage compared to other securities with comparable credit and interest rate risk. ▪ Offer diversification benefits to investors. ▪ Construct and manage a portfolio with: ▪ superior credit quality ▪ higher yield ▪ similar interest rate risk relative to the Barclays Aggregate HIT Objectives and Strategy

8.15% 4.06% 3.21% 4.00% 7.78% 3.65% 2.80% 3.57% 8.72% 4.03% 3.05% 3.75% 6.67% 3.31% 2.48% 3.11% 0.0% 2.0% 4.0% 6.0% 8.0% 1-year 3-year 5-year 10-year HIT Gross HIT Net Barclays Aggregate AAA Index Annualized Total Returns vs. Benchmark and AAA Index As of December 31, 2019 The performance data quoted represents past performance and is no guarantee of future results. Periods over one year are annu ali zed. Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less tha n t he original cost. The HIT’s current performance may be lower or higher than the performance data quoted. Performance data curre nt to the most recent month - end is available from the HIT’s website at www.aflcio - hit.com. Gross performance figures do not reflect the deduction of HIT expenses. Net performance figures reflect the deduction of HIT expenses and are the performance figures investors expe rie nce in the HIT. Information about HIT expenses can be found on page 1 of the HIT’s current prospectus. AAA Index represents the AAA Component of the Bloomberg Barclays US Aggregate Bond Index. HIT Performance Relative to Benchmark 13

Investors should consider the HIT’s investment objectives, risks and expenses carefully before investing. A prospectus contai nin g more complete information may be obtained from the HIT by calling the Marketing and Investor Relations Department collect at 202 - 331 - 8055 or by viewing the HIT’s website at www.aflcio - hit.com. The prospectus should be read carefully before investing. 14 Plan types include pension, health & welfare, annuity, among others. $2,134.74 33% $1,146.08 18% $1,014.55 15% $1,719.45 26% $540.11 8% Investors at a Glance (as of 12/31/2019) $ in Millions Building Trades - Local (252) Building Trades - National (25) Industrial - Other (50) Public (13) Service (33) Investor Profile: 373 Investors IBEW 98 funds $1.04 Billion

18 Sixth Avenue at Pacific Park | Brooklyn, NY HIT Investment: $100 M Total Development Cost: $710 M Hours of Union Construction Work: 3,881,830 1 5 15 *Source: Pinnacle Economics, Inc., and HIT. Job and economic impacts provided are estimates calculated using IMPLAN, an input - output based on HIT and subsidiary Building America project data. Data current as of December 3 1 , 2019. Economic impact data is in 2018 dollars and all other figures are nominal.

Church & State | Cleveland, OH HIT Investment: $39.0M Total Development Cost: $54.8M Hours of Union Construction Work: 459,220 1 6 16 *Source: Pinnacle Economics, Inc., and HIT. Job and economic impacts provided are estimates calculated using IMPLAN, an input - output based on HIT and subsidiary Building America project data. Data current as of December 3 1 , 2019. Economic impact data is in 2018 dollars and all other figures are nominal.

Old Colony Phase Three A | Boston, MA HIT Investment: $48.1M Total Development Cost: $64.0M Hours of Union Construction Work: 511,510 1 7 17 *Source: Pinnacle Economics, Inc., and HIT. Job and economic impacts provided are estimates calculated using IMPLAN, an input - output based on HIT and subsidiary Building America project data. Data current as of December 3 1 , 2019. Economic impact data is in 2018 dollars and all other figures are nominal.

Elevate at Southwest Station | Minneapolis, MN HIT Investment: $49.5M Total Development Cost: $63.5M Hours of Union Construction Work: 541,000 1 8 18 *Source: Pinnacle Economics, Inc., and HIT. Job and economic impacts provided are estimates calculated using IMPLAN, an input - output based on HIT and subsidiary Building America project data. Data current as of December 3 1 , 2019. Economic impact data is in 2018 dollars and all other figures are nominal.

Altgeld Family Resource Center | Chicago, IL BACDE NMTC Allocation: $10.0M Total Development Cost: $28.1M Hours of Union Construction Work: 252,760 1 9 19 *Source: Pinnacle Economics, Inc., and HIT. Job and economic impacts provided are estimates calculated using IMPLAN, an input - output based on HIT and subsidiary Building America project data. Data current as of December 3 1 , 2019. Economic impact data is in 2018 dollars and all other figures are nominal.

Arc Light Apartments| San Francisco, CA Commitment Year: 2010 HIT Investment: $32.5M Total Development Cost: $47.9M Hours of Union Construction Work: 882,410 333 Harrison Apartments | San Francisco, CA HIT Investment: $70M Total Development Cost: $105M Hours of Union Construction Work: 1,464,530 2 0 20 *Source: Pinnacle Economics, Inc., and HIT. Job and economic impacts provided are estimates calculated using IMPLAN, an input - output based on HIT and subsidiary Building America project data. Data current as of December 3 1 , 2019. Economic impact data is in 2018 dollars and all other figures are nominal.

Contact Information 21 AFL - CIO Housing Investment Trust 2401 Pennsylvania Avenue, NW, Suite 200 Washington, DC 20037 (202) 331 - 8055 www.aflcio - hit.com Chang Suh, CFA, CEO, Co - Chief Portfolio Manager csuh@aflcio - hit.com Lesyllee White, Chief Marketing Officer lwhite@aflcio - hit.com Paul Sommers, Midwest Regional Director psommers@aflcio - hit.com